Shareholders' Equity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Number of shares, Options outstanding at end of the period	72,517,385
Number of shares, Options exercisable at end of the period	37,537,943
Employee Stock Option [Member]
Class of Stock [Line Items]
Number of shares, Outstanding at beginning of the period	79,372,198
Number of shares, Granted	13,650,000
Number of shares, Forfeited	(20,504,813)
Number of shares, Options outstanding at end of the period	72,517,385	79,372,198
Number of shares, Options exercisable at end of the period	37,537,943
Weighted average exercise price, Outstanding at beginning of the period	$ 0.29
Weighted average exercise price, Granted	0.09
Weighted average exercise price, Forfeited	0.34
Weighted average exercise price,outstanding at end of the period	0.24	$ 0.29
Options exercisable at end of the period, Weighted average exercise price	0.3
Weighted average grant date fair value Granted	0.06
Weighted average grant date fair value Forfeited	$ 0.21
Weighted average remaining contractual term, Options outstanding during the period (in years)	8 years 4 months 24 days	8 years 8 months 12 days
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	8 years 4 months 24 days
Aggregate intrinsic value, Options outstanding at beginning of the period	$ 0
Aggregate intrinsic value, Options outstanding at end of the period	0	$ 0
Aggregate intrinsic value, Options exercisable at end of the period	$ 0